Tahoe Acquisition - Additional Information (Details)		10 Months Ended	12 Months Ended
	Feb. 22, 2019 USD ($) shares right $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Transaction costs			$ 7,515,000	$ 10,229,000
Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash Election, right to receive cash | $ / shares	$ 3.40
Share Election, right to receive portion of Pan American shares per Tahoe share	0.2403
Maximum cash consideration	$ 275,000,000
Maximum number of Pan American shares to be issued | shares	56,000,000.0
Amount of shares for which holders made the Cash Election | shares	23,661,084
Amount of shares for which holders made or were deemed to have made the Share Election | shares	290,226,406
Share Election, cash transferred per acquired share | $ / shares	$ 0.67
Share Election, portion of Pan American shares per Tahoe share received as consideration	0.1929
Contingent consideration, ratio of contingent value rights for each Tahoe share	1
Contingent consideration, portion of Pan American shares exchanged for each CVR	0.0497
Contingent consideration, term of CVRs	10 years
Cash transferred	$ 275,008,000
Number of shares issued (shares) | shares	72,426,594
Consideration transferred	$ 1,142,674,000
Pan American shareholders [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Percent owned after share issuance	73.00%
Former Tahoe shareholders [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Percent owned after share issuance	27.00%
Common Shares [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares	55,990,512
CVRs [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares	15,600,208
Number of CVRs issued | right	313,887,490
Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Revenue contributed		$ 565,400,000
Net income contributed		$ 124,500,000
Revenue that would have been contributed had the transaction occurred January 1, 2018			644,300,000
Pre-tax net income that would have been contributed had the transaction occurred January 1, 2018			$ 125,500,000
Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Discount rates used in discounted future cash flows model		4.00%	4.00%	4.50%
Bottom of range [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Discount rates used in discounted future cash flows model	5.00%
Top of range [member]
Disclosure of detailed information about business combination [line items]
Discount rates used in discounted future cash flows model		12.30%	12.30%	9.80%
Top of range [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Discount rates used in discounted future cash flows model	9.00%